COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

27.          COMMITMENTS

(a)           Operating lease as lessee

The Group leases its facilities and offices under non-cancelable operating lease agreements.  In addition, the Group pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases.  These leases expire through 2012 and are renewable upon negotiation.  Rental expenses under operating leases for 2009, 2010 and 2011 were, $9,395, $13,527, and $17, 374, respectively.

The remaining lease commitment will be paid in 2012 and 2013.Future minimum lease payments under such leases as of December 31, 2011 were as follows:

2012	$22,058
2013	8,835
$30,893

(b)           Capital commitments

As of December 31, 2011, capital commitments for purchase of office property are $30,948 which will be due in 2012.